Shareholders' Equity - Employee Equity Awards, Restricted Shares (Detail) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning of year	10,081
Awarded	1,976
Vested	(8,206)
Forfeited	(625)
End of year	3,226	10,081
Non-vested at beginning of year	$ 10.29
Awarded	$ 12.11	$ 9.40	$ 12.48
Vested	$ 11.00
Forfeited	$ 10.50
Non-vested at end of year	$ 11.49	$ 10.29